UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2018

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2018

MFS® Global Bond Fund

GLB-SEM

MFS® Global Bond Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. Global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have benefited from the solid macroeconomic backdrop.

Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could disrupt the synchronized rise in global growth.

As a global investment manager, MFS® strives to create long-term value and protect capital for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	34.0%
Investment Grade Corporates	27.9%
Mortgage-Backed Securities	8.8%
Emerging Markets Bonds	6.4%
Collateralized Debt Obligations	2.9%
Commercial Mortgage-Backed Securities	2.2%
U.S. Treasury Securities	1.7%
Asset-Backed Securities	0.9%
High Yield Corporates	0.8%
Municipal Bonds	0.2%
Floating Rate Loans	0.2%
U.S. Government Agencies	0.1%

Composition including fixed income credit quality (a)(i)
AAA	10.0%
AA	11.0%
A	18.7%
BBB	28.4%
BB	8.4%
B	1.2%
U.S. Government	10.5%
Federal Agencies	8.9%
Not Rated	(11.0)%
Cash & Cash Equivalents	1.8%
Other	12.1%

Portfolio structure at value

Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	10.4 yrs.

Issuer country weightings (i)(x)
United States	48.5%
Japan	9.1%
Italy	7.3%
United Kingdom	5.2%
France	4.7%
Canada	3.4%
Spain	3.4%
Portugal	3.3%
Australia	2.5%
Other Countries	12.6%

Currency exposure weightings (i)(y)
United States Dollar	44.8%
Euro	23.7%
Japanese Yen	18.6%
British Pound Sterling	4.1%
Canadian Dollar	1.6%
Australian Dollar	1.3%
South Korean Won	1.3%
Norwegian Krone	1.2%
Swiss Franc	0.6%
Other Currencies	2.8%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2017 through May 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2017 through May 31, 2018.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/17	Ending Account Value 5/31/18	Expenses Paid During Period (p) 12/01/17-5/31/18
A	Actual	1.05%	$1,000.00	$987.50	$5.20
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
B	Actual	1.80%	$1,000.00	$983.67	$8.90
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
C	Actual	1.80%	$1,000.00	$983.67	$8.90
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
I	Actual	0.80%	$1,000.00	$987.52	$3.96
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R1	Actual	1.80%	$1,000.00	$982.57	$8.90
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
R2	Actual	1.30%	$1,000.00	$986.15	$6.44
	Hypothetical (h)	1.30%	$1,000.00	$1,018.45	$6.54
R3	Actual	1.05%	$1,000.00	$986.28	$5.20
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
R4	Actual	0.80%	$1,000.00	$988.55	$3.97
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R6	Actual	0.69%	$1,000.00	$989.18	$3.42
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.8%
Issuer	Shares/Par	Value ($)
Aerospace - 0.1%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)	$520,000	$496,085

Apparel Manufacturers - 0.2%
Coach, Inc., 4.125%, 7/15/2027	$1,326,000	$1,283,502

Asset-Backed & Securitized - 5.9%
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.862% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)	$2,500,000	$2,496,467
Cent CLO LP, 2014-21A, “A2AR”, FLR, 4.066% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	1,511,103	1,508,789
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.069% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)	1,044,109	1,047,153
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.919% (LIBOR-1mo. + 1%), 6/15/2028 (z)	932,986	933,946
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	3,104,000	3,043,752
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	2,500,000	2,471,368
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	2,234,604	2,257,497
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)	1,724,000	1,723,740
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 3.898% (LIBOR-3mo. + 1.55%), 10/15/2026 (n)	638,000	637,398
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.003% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)	2,503,042	2,502,962
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,503,000	3,489,913
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.522% (LIBOR-3mo. + 1.7%), 7/18/2031 (z)	2,560,000	2,560,000
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	3,108,537	3,105,075
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.005%, 6/15/2049	638,680	648,900
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.253% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	3,474,000	3,472,204
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	691,382	685,765

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.384% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		$3,084,000	$3,084,774
Wells Fargo Commercial Mortgage Trust, 2015-NXS1,
“A5”, 3.148%, 5/15/2048		1,532,563	1,498,239

			$37,167,942
Automotive - 2.1%
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,800,000	$2,131,827
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,150,631
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	894,432
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	750,351
General Motors Financial Co., Inc., 4.35%, 1/17/2027		410,000	402,949
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,100,000	1,454,389
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,065,320
LKQ European Holdings B.V., 4.125%, 4/01/2028 (z)	EUR	550,000	631,757
Volkswagen Bank GmbH, 0.75%, 6/15/2023		910,000	1,058,401
Volkswagen Leasing GmbH, 1.375%, 1/20/2025		1,000,000	1,173,836
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,264,667

			$12,978,560
Banks & Diversified Financials (Covered Bonds) - 0.4%
BPER Banca, 5.125% to 5/31/2022. FLR to 5/31/2027	EUR	1,000,000	$1,160,340
CaixaBank S.A., 2.75% to 7/14/2023, FLR to 7/14/2028		900,000	1,048,932

			$2,209,272
Broadcasting - 0.6%
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	1,275,000	$1,555,631
SES S.A., 4.625% to 1/02/2022, FLR to 12/31/2049		730,000	887,423
WPP Finance, 3.75%, 9/19/2024		$583,000	569,267
WPP Finance, 1.375%, 3/20/2025	EUR	550,000	641,533

			$3,653,854
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$645,000	$629,421
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		604,000	601,799
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	994,758
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		935,000	903,793

			$3,129,771
Building - 1.0%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$783,000	$741,865
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	816,692
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	418,475
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		630,000	590,278

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Masco Corp., 4.45%, 4/01/2025		$355,000	$359,012
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,580,316
Owens Corning, 4.4%, 1/30/2048		624,000	539,197
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,618,000	1,484,515

			$6,530,350
Business Services - 0.6%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$1,255,211
Equinix, Inc., 5.75%, 1/01/2025		894,000	909,645
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		435,000	437,038
Fidelity National Information Services, Inc., 5%, 10/15/2025		126,000	133,470
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,000,092

			$3,735,456
Cable TV - 1.0%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$1,061,000	$1,131,963
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	496,665
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	617,733
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	810,844
Sky PLC, 2.5%, 9/15/2026	EUR	1,050,000	1,324,254
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	300,373
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,477,000	1,506,392

			$6,188,224
Chemicals - 0.3%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$991,639
K&S AG, 2.625%, 4/06/2023	EUR	575,000	700,158

			$1,691,797
Computer Software - 0.5%
Microsoft Corp., 4.1%, 2/06/2037		$1,823,000	$1,916,719
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	900,000	1,057,147

			$2,973,866
Computer Software - Systems - 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$2,514,512
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	627,761
Apple, Inc., 4.25%, 2/09/2047		$276,000	284,683

			$3,426,956
Conglomerates - 0.5%
Colfax Corp., 3.25%, 5/15/2025	EUR	500,000	$586,857
Smiths Group PLC, 2%, 2/23/2027		800,000	956,307
Thyssenkrupp AG, 1.375%, 3/03/2022		1,145,000	1,345,271

			$2,888,435

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 0.6%
Coty, Inc., 4%, 4/15/2023 (z)	EUR	400,000	$468,695
Coty, Inc., 4.75%, 4/15/2026 (n)		800,000	930,788
Essity AB , 1.125%, 3/27/2024		1,000,000	1,185,231
Newell Brands, Inc., 3.75%, 10/01/2021 (z)		650,000	827,264
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	437,642

			$3,849,620
Consumer Services - 1.0%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,150,000	$1,370,709
IHS Markit Ltd., 4%, 3/01/2026 (n)		$320,000	304,640
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,450,000	1,709,285
Priceline Group, Inc., 3.55%, 3/15/2028		$461,000	440,080
Toll Road Investors Partnership II LP, 0%, 2/15/2027 (n)		1,754,000	1,085,787
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,190,062

			$6,100,563
Containers - 0.4%
Ball Corp., 5.25%, 7/01/2025		$455,000	$463,531
Berry Global, Inc., 4.5%, 2/15/2026 (n)		695,000	649,825
DS Smith PLC, 1.375%, 7/26/2024	EUR	1,300,000	1,517,138

			$2,630,494
Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$280,966

Electronics - 0.3%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	1,000,000	$1,189,801
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	582,369

			$1,772,170
Emerging Market Quasi-Sovereign - 2.0%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,600,000	$1,577,750
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		3,108,000	3,111,108
Pertamina, 6%, 5/03/2042 (n)		1,600,000	1,640,144
Petrobras Global Finance B.V., 6.125%, 1/17/2022		2,972,000	3,111,684
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,420,000	1,540,700
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,509,000	1,467,608

			$12,448,994
Emerging Market Sovereign - 2.5%
Dominican Republic, 8.625%, 4/20/2027		$1,328,000	$1,520,560
Government of India, 7.17%, 1/08/2028	INR	100,000,000	1,417,034

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Government of Malaysia, 3.58%, 9/28/2018	MYR	7,400,000	$1,861,098
Republic of Argentina, 5.625%, 1/26/2022		$1,500,000	1,436,250
Republic of Hungary, 5.375%, 2/21/2023		1,600,000	1,699,200
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	687,021
Republic of Indonesia, 2.15%, 7/18/2024 (z)		505,000	609,221
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,522,050
Republic of South Africa, 7%, 2/28/2031	ZAR	48,324,000	3,210,718
Russian Federation, 4.875%, 9/16/2023 (n)		$1,400,000	1,455,790

			$15,418,942
Energy - Independent - 0.5%
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		$1,257,000	$1,241,288
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,602,277

			$2,843,565
Financial Institutions - 0.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$153,741
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		1,299,000	1,194,328
EXOR N.V., 1.75%, 1/18/2028	EUR	750,000	843,310

			$2,191,379
Food & Beverages - 1.8%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$744,975
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$454,000	462,198
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,879,000	1,870,137
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		796,000	819,951
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	691,313
Constellation Brands, Inc., 4.25%, 5/01/2023		$3,211,000	3,295,131
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	695,924
Kraft Heinz Foods Co., 5.2%, 7/15/2045		116,000	116,239
Kraft Heinz Foods Co., 4.375%, 6/01/2046		495,000	442,246
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,892,893

			$11,031,007
Gaming & Lodging - 0.2%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028		$1,130,000	$1,134,238

Insurance - 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	330,000	$379,372
Old Mutual PLC, 7.875%, 11/03/2025	GBP	950,000	1,463,369
Unum Group, 4%, 3/15/2024		$1,000,000	1,004,523

			$2,847,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Health - 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$997,224
Centene Corp., 5.375%, 6/01/2026 (n)		651,000	657,966
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,919,000	2,059,699

			$3,714,889
Insurance - Property & Casualty - 1.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$725,595
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		318,000	313,237
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	729,609
Chubb INA Holdings, Inc., 1.55%, 3/15/2028	EUR	204,000	235,726
Chubb INA Holdings, Inc., 2.5%, 3/15/2038		351,000	413,401
CNA Financial Corp., 5.875%, 8/15/2020		$1,000,000	1,056,953
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		1,149,000	1,169,141
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	300,000	373,720
Liberty Mutual Group, Inc., 2.75%, 5/04/2026		400,000	498,293
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$1,000,000	994,280
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	420,228
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	450,000	659,374
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	830,000	955,753

			$8,545,310
International Market Quasi-Sovereign - 0.7%
BPRL International Singapore Pte Ltd., 4.375%, 1/18/2027		$1,500,000	$1,435,499
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,505,298
Islandsbanki, 1.125%, 1/19/2024		550,000	640,422
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$769,000	769,192

			$4,350,411
International Market Sovereign - 32.6%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	6,414,000	$5,353,084
Commonwealth of Australia, 5.5%, 4/21/2023		1,226,000	1,062,467
Commonwealth of Australia, 2.75%, 11/21/2027		2,851,000	2,169,132
Commonwealth of Australia, 2.25%, 5/21/2028		4,908,000	3,572,034
Commonwealth of Australia, 3.75%, 4/21/2037		580,000	484,093
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,496,000	2,373,486
Federal Republic of Germany, 2.5%, 8/15/2046		831,000	1,334,601
Government of Canada, 1.5%, 6/01/2023	CAD	13,688,000	10,255,232
Government of Canada, 5.75%, 6/01/2033		3,224,000	3,588,546
Government of Canada, 4%, 6/01/2041		2,242,000	2,264,496
Government of Japan, 2.2%, 9/20/2027	JPY	740,050,000	8,181,265
Government of Japan, 1.7%, 9/20/2032		591,200,000	6,549,421
Government of Japan, 1.5%, 3/20/2034		1,594,000,000	17,322,341
Government of Japan, 2.4%, 3/20/2037		1,031,400,000	12,782,022
Government of Japan, 1.8%, 3/20/2043		656,100,000	7,651,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Japan, 2%, 3/20/2052	JPY	176,700,000	$2,209,850
Government of New Zealand, 4.5%, 4/15/2027	NZD	6,365,000	5,067,289
Kingdom of Belgium, 5.5%, 3/28/2028	EUR	2,194,000	3,765,036
Kingdom of Belgium, 4%, 3/28/2032		2,257,000	3,662,185
Kingdom of Spain, 5.4%, 1/31/2023		2,876,000	4,119,729
Kingdom of Spain, 2.75%, 10/31/2024		3,050,000	3,975,005
Kingdom of Spain, 5.15%, 10/31/2028		3,973,000	6,240,021
Kingdom of Spain, 4.7%, 7/30/2041		2,280,000	3,755,863
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	1,624,860
Republic of France, 1.75%, 5/25/2023	EUR	5,650,000	7,213,736
Republic of France, 0.75%, 5/25/2028		5,260,000	6,201,692
Republic of France, 4.75%, 4/25/2035		2,205,000	4,044,488
Republic of France, 4.5%, 4/25/2041		1,861,000	3,530,915
Republic of France, 4%, 4/25/2055		1,330,000	2,556,577
Republic of Italy, 3.75%, 3/01/2021		8,599,000	10,647,557
Republic of Italy, 5.5%, 9/01/2022		6,490,000	8,621,041
Republic of Italy, 2.5%, 12/01/2024		2,371,000	2,785,200
Republic of Italy, 2.05%, 8/01/2027		1,861,000	2,042,496
Republic of Portugal, 4.95%, 10/25/2023		5,161,000	7,339,888
Republic of Portugal, 4.125%, 4/14/2027		9,553,000	13,267,864
Republic of South Africa, 6.5%, 2/28/2041	ZAR	24,606,000	1,406,775
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	314,000	530,717
United Kingdom Treasury, 4.25%, 6/07/2032		1,186,000	2,116,989
United Kingdom Treasury, 4.25%, 3/07/2036		1,407,000	2,626,035
United Kingdom Treasury, 3.25%, 1/22/2044		4,214,000	7,385,968
United Kingdom Treasury, 3.75%, 7/22/2052		874,000	1,810,130
United Kingdom Treasury, 4%, 1/22/2060		398,000	930,710

			$204,421,848
Local Authorities - 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$721,520
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	822,531

			$1,544,051
Major Banks - 4.9%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$1,764,000	$1,764,000
Bank of America Corp., 2.625%, 4/19/2021		2,537,000	2,498,000
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	2,965,390
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028		1,341,000	1,317,068
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,114,666
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	498,432
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	570,712

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR to 7/17/2025	EUR	800,000	$916,631
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$648,000	635,877
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,015,826
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	880,723
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,240,102
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		1,095,000	1,050,989
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		1,157,000	1,120,923
Morgan Stanley, 2.2%, 12/07/2018		709,000	707,898
Morgan Stanley, 2.5%, 4/21/2021		749,000	733,570
Morgan Stanley, 5.5%, 7/28/2021		484,000	514,612
Morgan Stanley, 2.625%, 3/09/2027	GBP	500,000	657,457
Morgan Stanley, 3.95%, 4/23/2027		$1,850,000	1,785,344
PNC Bank N.A., 2.6%, 7/21/2020		2,435,000	2,415,345
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,743,000	1,698,527
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,000,000	1,182,242
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,000,000	961,058
Wells Fargo & Co., 4.1%, 6/03/2026		476,000	469,180

			$30,714,572
Medical & Health Technology & Services - 1.8%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	1,100,000	$1,297,041
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	453,507
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	251,300
CVS Health Corp., 5.05%, 3/25/2048		547,000	560,995
HCA, Inc., 5.25%, 6/15/2026		788,000	785,045
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,012,748
Life Technologies Corp., 6%, 3/01/2020		1,780,000	1,862,602
Northwell Healthcare, Inc., 3.979%, 11/01/2046		153,000	140,865
Northwell Healthcare, Inc., 4.26%, 11/01/2047		1,031,000	995,945
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025 (z)	EUR	950,000	1,055,763
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		$1,323,000	1,292,245
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,685,751

			$11,393,807
Medical Equipment - 0.0%
Teleflex, Inc., 4.625%, 11/15/2027		$110,000	$103,400

Metals & Mining - 0.3%
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	$617,322
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,193,829
Kinross Gold Corp., 5.95%, 3/15/2024		$331,000	345,895

			$2,157,046

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$799,000	$827,769
MPLX LP, 4.5%, 4/15/2038	644,000	614,055
ONEOK, Inc., 4.95%, 7/13/2047	1,794,000	1,818,806
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,250,000	1,290,140
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	792,000	771,240

		$5,322,010
Mortgage-Backed - 8.7%
Fannie Mae, 4.26%, 12/01/2019	$173,454	$177,121
Fannie Mae, 2.287%, 4/25/2020	4,400,791	4,401,921
Fannie Mae, 3.99%, 7/01/2021	445,308	457,813
Fannie Mae, 2.77%, 3/01/2022	352,428	348,969
Fannie Mae, 5%, 8/01/2040	874,652	943,283
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	7,480,569	7,702,133
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046	9,320,576	9,831,098
Fannie Mae, 3.5%, 9/01/2045	2,024,021	2,025,258
Freddie Mac, 2.637%, 1/25/2023	2,595,000	2,560,831
Freddie Mac, 3.32%, 2/25/2023	12,000	12,181
Freddie Mac, 3.064%, 8/25/2024	3,205,350	3,202,989
Freddie Mac, 2.673%, 3/25/2026	2,389,000	2,298,514
Freddie Mac, 0.204%, 9/25/2026 (i)	62,189,000	1,098,774
Freddie Mac, 3.243%, 4/25/2027	2,733,000	2,719,341
Freddie Mac, 3.117%, 6/25/2027	1,161,873	1,140,222
Freddie Mac, 3.194%, 7/25/2027	3,016,000	2,974,022
Freddie Mac, 3.244%, 8/25/2027	3,358,000	3,321,220
Freddie Mac, 3.187%, 9/25/2027	1,378,000	1,356,298
Freddie Mac, 3.35%, 1/25/2028	2,272,000	2,262,831
Freddie Mac, 0.291%, 2/25/2028 (i)	46,151,000	1,295,163
Freddie Mac, 0.249%, 4/25/2028 (i)	46,683,000	615,147
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	2,135,897	2,253,463
Freddie Mac, 5%, 7/01/2041	1,424,125	1,533,571
Freddie Mac, 4%, 4/01/2044	110,546	113,440

		$54,645,603
Municipals - 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027	$90,000	$90,083
Oklahoma Development Finance Authority, Health System
Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	1,017,000	1,072,274

		$1,162,357
Natural Gas - Distribution - 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$827,000	$787,344
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	1,600,000	1,564,800

		$2,352,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 0.7%
AT&T, Inc., 4.25%, 6/01/2043	GBP	450,000	$638,631
AT&T, Inc., 4.75%, 5/15/2046		$651,000	602,148
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	750,000	972,672
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	800,000	925,588
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,600,000	1,529,992

			$4,669,031
Oil Services - 0.2%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$1,230,000	$1,195,253

Oils - 0.2%
Phillips 66, 4.875%, 11/15/2044		$1,179,000	$1,252,574

Other Banks & Diversified Financials - 1.4%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$734,220
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	907,178
Capital One Financial Corp., 2.35%, 8/17/2018		$2,361,000	2,360,386
Citizens Bank N.A., 2.55%, 5/13/2021		569,000	557,954
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,053,414
ING Groep N.V., 3.95%, 3/29/2027		$824,000	810,475
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	350,000	512,591
UniCredit S.p.A., 1%, 1/18/2023	EUR	1,400,000	1,545,046

			$8,481,264
Pharmaceuticals - 0.5%
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	$2,464,993
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	526,313

			$2,991,306
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$951,000	$947,034

Real Estate - Apartment - 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR to 12/31/2049	EUR	900,000	$1,082,026

Real Estate - Office - 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	$1,222,581
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		550,000	627,359

			$1,849,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.9%
Best Buy Co., Inc., 5.5%, 3/15/2021		$3,390,000	$3,567,799
Home Depot, Inc., 3.35%, 9/15/2025		2,338,000	2,313,433

			$5,881,232
Specialty Chemicals - 0.1%
Ecolab, Inc., 4.35%, 12/08/2021		$816,000	$849,172

Specialty Stores - 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	600,000	$712,863

Supermarkets - 0.4%
Esselunga S.p.A., 1.875%, 10/25/2027	EUR	600,000	$691,361
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	642,675
Tesco PLC, 6.15%, 11/15/2037 (n)		$917,000	988,905

			$2,322,941
Supranational - 0.3%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$473,361
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		590,000	482,681
International Finance Corp., 3.25%, 7/22/2019		855,000	654,325

			$1,610,367
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$1,569,877
American Tower Corp., REIT, 1.95%, 5/22/2026	EUR	480,000	566,531
Crown Castle International Corp., 5.25%, 1/15/2023		$1,400,000	1,474,284
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	485,641
Vodafone Group PLC, 4.125%, 5/30/2025		473,000	472,582

			$4,568,915
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$636,119

Tobacco - 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	600,000	$698,856
Reynolds American, Inc., 4%, 6/12/2022		$391,000	395,549
Reynolds American, Inc., 4.45%, 6/12/2025		1,491,000	1,510,842

			$2,605,247
Transportation - Services - 0.7%
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	600,000	$702,715
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028		700,000	763,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - continued
Delhi International Airport, 6.125%, 10/31/2026 (n)		$750,000	$744,375
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	600,000	702,533
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	457,914
Transurban Finance Co., 1.75%, 3/29/2028	EUR	700,000	806,973

			$4,178,160
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$708,404	$690,695

U.S. Treasury Obligations - 10.4%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$4,422,000	$5,420,059
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,328,000	2,907,545
U.S. Treasury Bonds, 3.625%, 2/15/2044		10,128,000	11,305,380
U.S. Treasury Bonds, 2.875%, 11/15/2046		2,644,000	2,587,505
U.S. Treasury Bonds, 3%, 5/15/2047		1,604,000	1,608,135
U.S. Treasury Notes, 2%, 1/31/2020 (f)		13,045,000	12,964,998
U.S. Treasury Notes, 2.125%, 12/31/2022		1,186,000	1,159,037
U.S. Treasury Notes, 2.375%, 8/15/2024		13,729,200	13,439,064
U.S. Treasury Notes, 2.875%, 5/31/2025		4,991,000	5,024,143
U.S. Treasury Notes, 2.75%, 2/15/2028		8,927,000	8,863,883

			$65,279,749
Utilities - Electric Power - 2.1%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$992,598
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,128,011
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	313,088
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	348,715
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		1,190,000	1,136,029
Enel S.p.A., 8.75% to 9/24/2023, FLR to 9/24/2073 (n)		1,000,000	1,130,000
Enel S.p.A., 6.625% to 9/15/2021, FLR to 9/15/2076	GBP	390,000	570,395
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	1,902,805
Exelon Corp., 3.497%, 6/01/2022		506,000	501,744
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	600,000	945,891
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,252,000	1,207,192
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	668,670
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	804,784
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,599,098

			$13,249,020
Total Bonds (Identified Cost, $606,326,208)			$606,383,628

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 0.2%
Issuer	Shares/Par	Value ($)
Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 4.73%, 6/24/2021 (Identified Cost, $1,151,340)	$1,144,271	$1,153,139

Investment Companies (h) - 1.2%
Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 1.82% (v) (Identified Cost, $7,120,867)	7,121,610	$7,120,897

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit CDX North America Investment Grade Index July 2018 @ $80 (Premiums Paid, $99,125)	Put	Goldman Sachs International	$80,686,774	$79,300,000	$76,898

Other Assets, Less Liabilities - 1.8%					11,474,843
Net Assets - 100.0%					$626,209,405

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $7,120,897 and $607,613,665, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,257,899, representing 9.6% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.919% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$932,986	$933,946
Coty, Inc., 4%, 4/15/2023	3/28/18	492,040	468,695
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	1,724,000	1,723,740
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.522% (LIBOR-3mo. + 1.7%), 7/18/2031	5/17/18	2,560,000	2,560,000
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	336,635	373,720
LKQ European Holdings B.V., 4.125%, 4/01/2028	3/22/18	679,232	631,757
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	789,716	827,264
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025	10/18/17	1,137,371	1,055,763
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	577,966	609,221
Total Restricted Securities			$9,184,106
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty

Portfolio of Investments (unaudited) – continued

RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 5/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	4,025,000	USD	4,073,825	JPMorgan Chase Bank N.A.	7/27/2018	$30,051
JPY	6,345,351,135	USD	57,441,407	JPMorgan Chase Bank N.A.	7/27/2018	1,110,880
JPY	375,497,000	USD	3,449,981	Royal Bank of Scotland Group PLC	7/27/2018	14,950
NZD	5,199,000	USD	3,601,855	JPMorgan Chase Bank N.A.	7/27/2018	36,530
RUB	40,717,000	USD	649,335	JPMorgan Chase Bank N.A.	7/11/2018	52
USD	2,329,681	AUD	3,078,981	JPMorgan Chase Bank N.A.	7/27/2018	299
USD	20,358,994	CAD	25,965,331	Barclays Bank PLC	7/27/2018	306,334
USD	4,168,193	EUR	3,545,430	Deutsche Bank AG	7/27/2018	5,662
USD	1,360,245	GBP	1,008,942	Merrill Lynch International	7/27/2018	15,334
USD	612,007	JPY	64,000,000	Goldman Sachs International	6/08/2018	23,559
USD	1,558,613	ZAR	19,000,000	Brown Brothers Harriman	6/08/2018	66,866
USD	1,308,388	ZAR	16,472,095	Goldman Sachs International	6/08/2018	15,114
USD	2,069,935	ZAR	24,599,517	JPMorgan Chase Bank N.A.	6/08/2018	138,552

						$1,764,183

Liability Derivatives
CAD	12,381,028	USD	9,621,913	Goldman Sachs International	7/27/2018	$(60,220)
CZK	14,293,000	USD	704,990	Deutsche Bank AG	9/05/2018	(54,588)
DKK	12,230,512	USD	1,932,291	Barclays Bank PLC	7/27/2018	(2,812)
EUR	3,583,165	USD	4,239,081	Barclays Bank PLC	7/27/2018	(32,247)
EUR	1,498,431	USD	1,772,630	JPMorgan Chase Bank N.A.	7/27/2018	(13,389)
EUR	780,000	USD	918,934	Royal Bank of Scotland Group PLC	7/27/2018	(3,171)
ILS	3,267,000	USD	920,614	JPMorgan Chase Bank N.A.	7/27/2018	(517)
KRW	8,494,812,000	USD	7,959,764	JPMorgan Chase Bank N.A.	6/19/2018	(75,483)
MXN	32,129,463	USD	1,608,711	Barclays Bank PLC	7/27/2018	(13,120)
NOK	60,216,546	USD	7,435,133	Goldman Sachs International	7/27/2018	(59,958)
PLN	5,021,000	USD	1,365,627	Barclays Bank PLC	7/27/2018	(5,171)
SEK	54,556,000	USD	6,268,328	Barclays Bank PLC	7/27/2018	(55,249)
SEK	9,124,926	USD	1,044,539	Goldman Sachs International	7/27/2018	(5,352)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SGD	1,705,000	USD	1,276,562	JPMorgan Chase Bank N.A.	7/27/2018	$(1,658)
THB	64,882,000	USD	2,042,562	JPMorgan Chase Bank N.A.	7/13/2018	(14,857)
ZAR	19,000,000	USD	1,537,560	Brown Brothers Harriman	6/08/2018	(45,812)
USD	2,695,441	AUD	3,572,888	HSBC Bank	7/27/2018	(7,604)
USD	1,208,652	AUD	1,598,231	JPMorgan Chase Bank N.A.	7/27/2018	(479)
USD	4,153,956	EUR	3,543,794	Goldman Sachs International	7/27/2018	(6,654)
USD	2,146,238	EUR	1,831,000	JPMorgan Chase Bank N.A.	7/27/2018	(3,458)
USD	477,736	EUR	407,856	UBS AG	7/27/2018	(1,109)
USD	1,458,755	INR	98,590,000	JPMorgan Chase Bank N.A.	6/11/2018	(1,080)
USD	7,741,032	NZD	11,224,239	JPMorgan Chase Bank N.A.	7/27/2018	(113,961)
USD	5,994,067	SEK	53,431,000	Deutsche Bank AG	7/27/2018	(90,892)

						$(668,841)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Italian Euro Btp 3 yr	Long	EUR	124	$15,887,857	June - 2018	$310,706

Liability Derivatives
Interest Rate Futures
German Euro Bund 10 yr	Short	EUR	50	$9,477,488	June - 2018	$(298,809)
Italian Euro Btp 10 yr	Short	EUR	30	4,426,374	June - 2018	(64,079)
U.S. Treasury Note 10 yr	Short	USD	197	23,726,188	September - 2018	(3,789)
U.S. Treasury Note Ultra	Short	USD	246	31,572,562	September - 2018	(22,208)

						$(388,885)

At May 31, 2018, the fund had cash collateral of $50,000 and other liquid securities with an aggregate value of $725,549 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $607,576,673)	$607,613,665
Investments in affiliated issuers, at value (identified cost, $7,120,867)	7,120,897
Cash	9,935
Foreign currency, at value (identified cost, $59,914)	59,910
Restricted cash for
Forward foreign currency exchange contracts	50,000
Receivables for
Forward foreign currency exchange contracts	1,764,183
Daily variation margin on open futures contracts	80,405
Investments sold	16,494,601
Fund shares sold	229,329
Interest	5,066,204
Receivable from investment adviser	33,802
Other assets	1,644
Total assets	$638,524,575
Liabilities
Payables for
Distributions	$2,256
Forward foreign currency exchange contracts	668,841
Investments purchased	11,428,555
Fund shares reacquired	8,955
Payable to affiliates
Shareholder servicing costs	178,754
Distribution and service fees	334
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	27,464
Total liabilities	$12,315,170
Net assets	$626,209,405
Net assets consist of
Paid-in capital	$637,604,952
Unrealized appreciation (depreciation)	982,365
Accumulated net realized gain (loss)	(11,157,223)
Accumulated net investment loss	(1,220,689)
Net assets	$626,209,405
Shares of beneficial interest outstanding	71,643,370

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$14,281,117	1,625,227	$8.79
Class B	846,191	96,797	8.74
Class C	1,944,224	222,382	8.74
Class I	3,658,359	418,384	8.74
Class R1	78,293	8,953	8.74
Class R2	239,841	27,446	8.74
Class R3	104,361	11,935	8.74
Class R4	54,130	6,188	8.75
Class R6	605,002,889	69,226,058	8.74

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.18 [100 / 95.75 x $8.79]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$8,307,480
Dividends from affiliated issuers	252,927
Total investment income	$8,560,407
Expenses
Management fee	$1,914,691
Distribution and service fees	32,518
Shareholder servicing costs	356,721
Administrative services fee	52,588
Independent Trustees’ compensation	7,322
Custodian fee	51,602
Shareholder communications	10,773
Audit and tax fees	33,358
Legal fees	3,378
Miscellaneous	82,480
Total expenses	$2,545,431
Fees paid indirectly	(7,962)
Reduction of expenses by investment adviser and distributor	(309,770)
Net expenses	$2,227,699
Net investment income (loss)	$6,332,708
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$933,096
Affiliated issuers	(2,738)
Futures contracts	1,369,437
Forward foreign currency exchange contracts	684,123
Foreign currency	61,508
Net realized gain (loss)	$3,045,426
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(16,218,303)
Affiliated issuers	2,863
Futures contracts	(357,002)
Forward foreign currency exchange contracts	604,186
Translation of assets and liabilities in foreign currencies	(118,686)
Net unrealized gain (loss)	$(16,086,942)
Net realized and unrealized gain (loss)	$(13,041,516)
Change in net assets from operations	$(6,708,808)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/18 (unaudited)	Year ended 11/30/17
From operations
Net investment income (loss)	$6,332,708	$11,308,186
Net realized gain (loss)	3,045,426	(5,112,034)
Net unrealized gain (loss)	(16,086,942)	37,746,418
Change in net assets from operations	$(6,708,808)	$43,942,570
Distributions declared to shareholders
From net investment income	$(6,029,047)	$(10,756,731)
From tax return of capital	—	(306,536)
Total distributions declared to shareholders	$(6,029,047)	$(11,063,267)
Change in net assets from fund share transactions	$(12,835,385)	$74,813
Total change in net assets	$(25,573,240)	$32,954,116
Net assets
At beginning of period	651,782,645	618,828,529
At end of period (including accumulated net investment loss of $1,220,689 and $1,524,350, respectively)	$626,209,405	$651,782,645

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/18		Year ended
Class A			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.97		$8.53		$8.38	$9.19	$9.72		$9.93	$10.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.12		$0.13	$0.12	$0.16		$0.31	$0.25
Net realized and unrealized gain (loss)	(0.18)		0.44		0.14	(0.78)	(0.53)		(0.18)	(0.19)
Total from investment operations	$(0.11)		$0.56		$0.27	$(0.66)	$(0.37)		$0.13	$0.06
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)		$(0.01)	$—	$(0.09)		$(0.15)	$(0.27)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.11)	(0.15)	(0.07)		(0.19)	(0.01)
Total distributions declared to shareholders	$(0.07)		$(0.12)		$(0.12)	$(0.15)	$(0.16)		$(0.34)	$(0.51)
Net asset value, end of period (x)	$8.79		$8.97		$8.53	$8.38	$9.19		$9.72	$9.93
Total return (%) (r)(s)(t)(x)	(1.25	)(n)	6.60		3.18	(7.23)	(3.81	)(n)	1.40	0.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.16		1.18	1.23	1.18	(a)	1.20	1.16
Expenses after expense reductions (f)	1.05	(a)	1.05		1.05	1.05	1.10	(a)	1.10	1.09
Net investment income (loss)	1.64	(a)	1.40		1.45	1.40	3.40	(a)	3.22	2.36
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$14,281		$12,104		$12,306	$13,980	$17,391		$17,325	$20,995

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class B			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.92		$8.48		$8.34	$9.14	$9.66		$9.87	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06		$0.06	$0.06	$0.13		$0.24	$0.17
Net realized and unrealized gain (loss)	(0.19)		0.43		0.13	(0.78)	(0.52)		(0.19)	(0.19)
Total from investment operations	$(0.15)		$0.49		$0.19	$(0.72)	$(0.39)		$0.05	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)		$—	$—	$(0.07)		$(0.12)	$(0.20)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.05)	(0.08)	(0.06)		(0.14)	(0.00	)(w)
Total distributions declared to shareholders	$(0.03)		$(0.05)		$(0.05)	$(0.08)	$(0.13)		$(0.26)	$(0.43)
Net asset value, end of period (x)	$8.74		$8.92		$8.48	$8.34	$9.14		$9.66	$9.87
Total return (%) (r)(s)(t)(x)	(1.63	)(n)	5.84		2.30	(7.86)	(4.10	)(n)	0.63	(0.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.92		1.94	1.99	1.94	(a)	1.96	1.91
Expenses after expense reductions (f)	1.80	(a)	1.80		1.80	1.80	1.85	(a)	1.85	1.84
Net investment income (loss)	0.88	(a)	0.66		0.72	0.68	2.70	(a)	2.50	1.62
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$846		$956		$1,103	$1,272	$2,025		$2,065	$2,528

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class C			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.92		$8.48		$8.34	$9.14	$9.67		$9.87	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06		$0.06	$0.06	$0.13		$0.24	$0.18
Net realized and unrealized gain (loss)	(0.19)		0.43		0.13	(0.78)	(0.53)		(0.18)	(0.20)
Total from investment operations	$(0.15)		$0.49		$0.19	$(0.72)	$(0.40)		$0.06	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)		$—	$—	$(0.07)		$(0.12)	$(0.20)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.05)	(0.08)	(0.06)		(0.14)	(0.00	)(w)
Total distributions declared to shareholders	$(0.03)		$(0.05)		$(0.05)	$(0.08)	$(0.13)		$(0.26)	$(0.43)
Net asset value, end of period (x)	$8.74		$8.92		$8.48	$8.34	$9.14		$9.67	$9.87
Total return (%) (r)(s)(t)(x)	(1.63	)(n)	5.84		2.30	(7.86)	(4.20	)(n)	0.73	(0.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.92		1.94	1.99	1.94	(a)	1.96	1.92
Expenses after expense reductions (f)	1.80	(a)	1.80		1.80	1.80	1.85	(a)	1.85	1.84
Net investment income (loss)	0.89	(a)	0.66		0.71	0.67	2.70	(a)	2.49	1.71
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$1,944		$2,086		$2,192	$2,053	$2,392		$2,518	$3,366

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class I			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.93		$8.48		$8.34	$9.15	$9.67		$9.87	$10.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.14		$0.15	$0.14	$0.18		$0.33	$0.20
Net realized and unrealized gain (loss)	(0.19)		0.45		0.13	(0.78)	(0.52)		(0.17)	(0.13)
Total from investment operations	$(0.11)		$0.59		$0.28	$(0.64)	$(0.34)		$0.16	$0.07
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)		$(0.01)	$—	$(0.10)		$(0.16)	$(0.23)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.13)	(0.17)	(0.08)		(0.20)	(0.07)
Total distributions declared to shareholders	$(0.08)		$(0.14)		$(0.14)	$(0.17)	$(0.18)		$(0.36)	$(0.53)
Net asset value, end of period (x)	$8.74		$8.93		$8.48	$8.34	$9.15		$9.67	$9.87
Total return (%) (r)(s)(t)(x)	(1.25	)(n)	7.02		3.32	(7.03)	(3.61	)(n)	1.75	0.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.92		0.91	0.99	0.94	(a)	0.96	0.83
Expenses after expense reductions (f)	0.80	(a)	0.80		0.80	0.80	0.85	(a)	0.85	0.82
Net investment income (loss)	1.86	(a)	1.64		1.69	1.68	3.79	(a)	3.52	1.88
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$3,658		$1,521		$3,151	$699	$956		$1,393	$1,252

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R1			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.93		$8.48		$8.34	$9.14	$9.66		$9.87	$10.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.06		$0.06	$0.06	$0.13		$0.24	$0.17
Net realized and unrealized gain (loss)	(0.20)		0.44		0.13	(0.78)	(0.52)		(0.19)	(0.18)
Total from investment operations	$(0.16)		$0.50		$0.19	$(0.72)	$(0.39)		$0.05	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)		$—	$—	$(0.07)		$(0.12)	$(0.20)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.05)	(0.08)	(0.06)		(0.14)	(0.00	)(w)
Total distributions declared to shareholders	$(0.03)		$(0.05)		$(0.05)	$(0.08)	$(0.13)		$(0.26)	$(0.43)
Net asset value, end of period (x)	$8.74		$8.93		$8.48	$8.34	$9.14		$9.66	$9.87
Total return (%) (r)(s)(t)(x)	(1.74	)(n)	5.96		2.30	(7.86)	(4.10	)(n)	0.63	(0.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)	1.92		1.94	1.99	1.94	(a)	1.96	1.91
Expenses after expense reductions (f)	1.80	(a)	1.80		1.80	1.80	1.85	(a)	1.85	1.84
Net investment income (loss)	0.88	(a)	0.66		0.71	0.69	2.70	(a)	2.50	1.63
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$78		$75		$69	$57	$113		$115	$124

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R2			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.92		$8.48		$8.34	$9.14	$9.67		$9.87	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.10		$0.11	$0.10	$0.15		$0.29	$0.22
Net realized and unrealized gain (loss)	(0.18)		0.44		0.13	(0.77)	(0.53)		(0.18)	(0.19)
Total from investment operations	$(0.12)		$0.54		$0.24	$(0.67)	$(0.38)		$0.11	$0.03
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.10)		$(0.01)	$—	$(0.08)		$(0.14)	$(0.25)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.09)	(0.13)	(0.07)		(0.17)	(0.00	)(w)
Total distributions declared to shareholders	$(0.06)		$(0.10)		$(0.10)	$(0.13)	$(0.15)		$(0.31)	$(0.48)
Net asset value, end of period (x)	$8.74		$8.92		$8.48	$8.34	$9.14		$9.67	$9.87
Total return (%) (r)(s)(t)(x)	(1.39	)(n)	6.37		2.81	(7.40)	(3.96	)(n)	1.24	0.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.41		1.44	1.49	1.44	(a)	1.46	1.42
Expenses after expense reductions (f)	1.30	(a)	1.30		1.30	1.30	1.35	(a)	1.35	1.34
Net investment income (loss)	1.39	(a)	1.14		1.22	1.18	3.23	(a)	3.02	2.15
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$240		$268		$69	$68	$142		$165	$153

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R3			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.93		$8.49		$8.34	$9.15	$9.67		$9.87	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.12		$0.13	$0.12	$0.16		$0.31	$0.25
Net realized and unrealized gain (loss)	(0.19)		0.44		0.14	(0.78)	(0.52)		(0.18)	(0.20)
Total from investment operations	$(0.12)		$0.56		$0.27	$(0.66)	$(0.36)		$0.13	$0.05
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)		$(0.01)	$—	$(0.09)		$(0.15)	$(0.27)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.11)	(0.15)	(0.07)		(0.18)	(0.00	)(w)
Total distributions declared to shareholders	$(0.07)		$(0.12)		$(0.12)	$(0.15)	$(0.16)		$(0.33)	$(0.50)
Net asset value, end of period (x)	$8.74		$8.93		$8.49	$8.34	$9.15		$9.67	$9.87
Total return (%) (r)(s)(t)(x)	(1.37	)(n)	6.63		3.19	(7.27)	(3.73	)(n)	1.49	0.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.16		1.19	1.24	1.19	(a)	1.21	1.16
Expenses after expense reductions (f)	1.05	(a)	1.05		1.05	1.05	1.10	(a)	1.10	1.09
Net investment income (loss)	1.64	(a)	1.41		1.46	1.43	3.43	(a)	3.25	2.38
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$104		$88		$82	$79	$151		$148	$171

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R4			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13
	(unaudited)
Net asset value, beginning of period	$8.93		$8.49		$8.34	$9.15	$9.67		$9.87	$10.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.14		$0.15	$0.15	$0.18		$0.33	$0.27
Net realized and unrealized gain (loss)	(0.18)		0.44		0.14	(0.79)	(0.52)		(0.17)	(0.19)
Total from investment operations	$(0.10)		$0.58		$0.29	$(0.64)	$(0.34)		$0.16	$0.08
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.14)		$(0.01)	$—	$(0.10)		$(0.16)	$(0.30)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.13)	(0.17)	(0.08)		(0.20)	(0.00	)(w)
Total distributions declared to shareholders	$(0.08)		$(0.14)		$(0.14)	$(0.17)	$(0.18)		$(0.36)	$(0.53)
Net asset value, end of period (x)	$8.75		$8.93		$8.49	$8.34	$9.15		$9.67	$9.87
Total return (%) (r)(s)(t)(x)	(1.14	)(n)	6.89		3.45	(7.03)	(3.61	)(n)	1.75	0.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.91		0.94	0.99	0.94	(a)	0.96	0.91
Expenses after expense reductions (f)	0.80	(a)	0.80		0.80	0.80	0.85	(a)	0.85	0.84
Net investment income (loss)	1.88	(a)	1.66		1.72	1.69	3.70	(a)	3.52	2.61
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$54		$55		$51	$50	$112		$116	$114

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/18		Year ended
Class R6			11/30/17		11/30/16	11/30/15	11/30/14 (z)		5/31/14	5/31/13 (i)
	(unaudited)
Net asset value, beginning of period	$8.92		$8.48		$8.33	$9.14	$9.66		$9.87	$10.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.16		$0.16	$0.16	$0.18		$0.35	$0.21
Net realized and unrealized gain (loss)	(0.19)		0.43		0.14	(0.79)	(0.52)		(0.19)	(0.56)
Total from investment operations	$(0.10)		$0.59		$0.30	$(0.63)	$(0.34)		$0.16	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.15)		$(0.01)	$—	$(0.10)		$(0.16)	$(0.06)
From net realized gain	—		—		—	—	—		—	(0.23)
From tax return of capital	—		(0.00	)(w)	(0.14)	(0.18)	(0.08)		(0.21)	(0.16)
Total distributions declared to shareholders	$(0.08)		$(0.15)		$(0.15)	$(0.18)	$(0.18)		$(0.37)	$(0.45)
Net asset value, end of period (x)	$8.74		$8.92		$8.48	$8.33	$9.14		$9.66	$9.87
Total return (%) (r)(s)(t)(x)	(1.08	)(n)	7.03		3.59	(6.89)	(3.55	)(n)	1.77	(3.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.79		0.80	0.83	0.82	(a)	0.82	0.87	(a)
Expenses after expense reductions (f)	0.69	(a)	0.67		0.67	0.64	0.73	(a)	0.71	0.84	(a)
Net investment income (loss)	2.00	(a)	1.78		1.85	1.84	3.80	(a)	3.68	3.01	(a)
Portfolio turnover	40	(n)	50		56	143	39	(n)	74	123
Net assets at end of period (000 omitted)	$605,003		$634,630		$599,806	$621,455	$723,112		$709,082	$543,392

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the inception of Class R6, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period June 1, 2014 through November 30, 2014. On September 9, 2014, the fund changed its fiscal year-end from May 31 to November 30.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2018, the fund did not have more than 25% of its assets invested in any one industry.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to

Notes to Financial Statements (unaudited) – continued

setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services

Notes to Financial Statements (unaudited) – continued

or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$65,970,444	$—	$65,970,444
Non-U.S. Sovereign Debt	—	238,250,562	—	238,250,562
Municipal Bonds	—	1,162,357	—	1,162,357
U.S. Corporate Bonds	—	130,234,464	—	130,234,464
Residential Mortgage-Backed Securities	—	54,645,603	—	54,645,603
Commercial Mortgage-Backed Securities	—	13,710,596	—	13,710,596
Asset-Backed Securities (including CDOs)	—	23,457,346	—	23,457,346
Foreign Bonds	—	79,029,154	—	79,029,154
Floating Rate Loans	—	1,153,139	—	1,153,139
Mutual Funds	7,120,897	—	—	7,120,897
Total	$7,120,897	$607,613,665	$—	$614,734,562

Other Financial Instruments
Futures Contracts – Assets	$310,706	$—	$—	$310,706
Futures Contracts – Liabilities	(388,885)	—	—	(388,885)
Forward Foreign Currency Exchange
Contracts – Assets	—	1,764,183	—	1,764,183
Forward Foreign Currency Exchange
Contracts – Liabilities	—	(668,841)	—	(668,841)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$310,706	$(388,885)
	Purchased
Credit	Index Options	76,898	—
Foreign Exchange	Forward Foreign
	Currency Exchange	1,764,183	(668,841)
Total		$2,151,787	$(1,057,726)

(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$1,369,437	$—
Foreign
Exchange	—	684,123
Total	$1,369,437	$684,123

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(357,002)	$—	$—
Foreign Exchange	—	604,186	—
Credit	—	—	(22,227)
Total	$(357,002)	$604,186	$(22,227)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified

Notes to Financial Statements (unaudited) – continued

period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2018, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/17
Ordinary income (including any short-term capital gains)	$10,756,731
Tax return of capital (b)	306,536
Total distributions	$11,063,267

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/18
Cost of investments	$625,658,706
Gross appreciation	3,396,748
Gross depreciation	(14,320,892)
Net unrealized appreciation (depreciation)	$(10,924,144)

As of 11/30/17
Capital loss carryforwards	(8,421,422)
Late year ordinary loss deferral	(524,837)
Other temporary differences	(860,344)
Net unrealized appreciation (depreciation)	11,148,911

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,525,030)
Long-Term	(4,896,392)
Total	$(8,421,422)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 5/31/18	Year ended 11/30/17	Six months ended 5/31/18	Year ended 11/30/17
Class A	$101,386	$157,330	$—	$4,483
Class B	3,532	6,116	—	174
Class C	8,209	12,626	—	360
Class I	20,625	42,827	—	1,220
Class R1	308	440	—	13
Class R2	1,665	2,373	—	68
Class R3	726	1,133	—	32
Class R4	487	835	—	24
Class R6	5,892,109	10,533,051	—	300,162
Total	$6,029,047	$10,756,731	$—	$306,536

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets up to $1 billion and 0.55% of average daily net assets in excess of $1 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2018, this management fee reduction amounted to $28,902, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2018 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.74%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2019. For the six months ended May 31, 2018, this reduction amounted to $280,754, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $990 for the six months ended May 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$16,349
Class B	0.75%	0.25%	1.00%	1.00%	4,528
Class C	0.75%	0.25%	1.00%	1.00%	10,485
Class R1	0.75%	0.25%	1.00%	1.00%	391
Class R2	0.25%	0.25%	0.50%	0.50%	649
Class R3	—	0.25%	0.25%	0.25%	116
Total Distribution and Service Fees					$32,518

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2018, this rebate amounted to $114 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2018, were as follows:

Amount
Class A	$19
Class B	309
Class C	44

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2018, the fee was $4,888, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $14,431.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended May 31, 2018, these costs for the fund amounted to $337,402 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months

Notes to Financial Statements (unaudited) – continued

ended May 31, 2018 was equivalent to an annual effective rate of 0.0165% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2018, the fee paid by the fund under this agreement was $538 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS purchased 17,893 shares of Class I for an aggregate amount of $152,270.

On September 20, 2017, MFS redeemed 489 shares of Class I for an aggregate amount of $4,367.

On March 19, 2018, MFS redeemed 7,461 shares of Class I for an aggregate amount of $67,225.

At May 31, 2018, MFS held approximately 67%, 52%, and 100% of the outstanding shares of Class R1, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended May 31, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$134,275,815	$86,022,509
Non-U.S. Government securities	$169,699,038	$150,699,761

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	498,221	$4,481,857	456,782	$3,998,890
Class B	5,887	52,730	7,235	63,188
Class C	44,111	395,264	29,827	263,362
Class I	341,541	3,079,335	239,214	2,045,842
Class R1	556	5,008	360	3,118
Class R2	890	7,901	32,228	275,421
Class R3	1,985	17,901	86	747
Class R6	1,881,253	16,709,648	5,149,206	44,495,485
	2,774,444	$24,749,644	5,914,938	$51,146,053

Shares issued to shareholders in reinvestment of distributions
Class A	11,113	$99,603	18,024	$158,300
Class B	393	3,501	714	6,232
Class C	668	5,950	1,090	9,517
Class I	2,085	18,484	4,401	38,219
Class R1	33	308	52	451
Class R2	186	1,661	277	2,436
Class R3	81	725	134	1,165
Class R4	53	487	99	859
Class R6	659,777	5,886,916	1,239,942	10,827,080
	674,389	$6,017,635	1,264,733	$11,044,259

Shares reacquired
Class A	(233,591)	$(2,095,379)	(568,640)	$(4,943,223)
Class B	(16,662)	(148,743)	(30,774)	(266,826)
Class C	(56,158)	(500,172)	(55,523)	(480,985)
Class I	(95,609)	(851,821)	(444,718)	(3,851,816)
Class R1	(9)	(86)	(220)	(1,955)
Class R2	(3,651)	(32,248)	(10,657)	(91,231)
Class R3	(1)	(11)	(1)	(10)
Class R6	(4,454,063)	(39,974,204)	(5,988,185)	(52,479,453)
	(4,859,744)	$(43,602,664)	(7,098,718)	$(62,115,499)

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/18		Year ended 11/30/17
	Shares	Amount	Shares	Amount
Net change
Class A	275,743	$2,486,081	(93,834)	$(786,033)
Class B	(10,382)	(92,512)	(22,825)	(197,406)
Class C	(11,379)	(98,958)	(24,606)	(208,106)
Class I	248,017	2,245,998	(201,103)	(1,767,755)
Class R1	580	5,230	192	1,614
Class R2	(2,575)	(22,686)	21,848	186,626
Class R3	2,065	18,615	219	1,902
Class R4	53	487	99	859
Class R6	(1,913,033)	(17,377,640)	400,963	2,843,112
	(1,410,911)	$(12,835,385)	80,953	$74,813

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2020 Fund, and the Lifetime 2025 Fund were the owners of record of approximately 44%, 23%, 15%, 5%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended May 31, 2018, the fund’s commitment fee and interest expense were $2,054 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		88,041,671	121,034,680	(201,954,741)	7,121,610

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,738)	$2,863	$—	$252,927	$7,120,897

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Global Bond Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.302CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2018

*	Print name and title of each signing officer under his or her signature.